Document and Entity Information	Jun. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 08, 2022
Entity Registrant Name	AMERICAN SOFTWARE, INC.
Entity Incorporation, State or Country Code	GA
Entity File Number	000-12456
Entity Tax Identification Number	58-1098795
Entity Address, Address Line One	470 East Paces Ferry Road, NE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	261-4381
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000713425
Title of 12(b) Security	Common Stock
Trading Symbol	AMSWA
Security Exchange Name	NASDAQ